Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure
2017 (July to December 2017)	$ 2,400
2018	4,800
2019	254,800
2020	4,800
2021	4,800
2022 and thereafter	458,400
Total long-term debt	$ 730,000	$ 722,500